Capital and financial risk management - Trade and other payables, other provisions and other non-current liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	£ (12,633)	£ (13,738)
Total liabilities	(17,326)	(18,358)
Trade and other payables, loans from related parties, provisions and other non-current liabilities
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3,123)	(3,253)
Non-financial liabilities	(625)	(487)
Total liabilities	(3,748)	(3,740)
Trade and other payables
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3,064)	(3,224)
Non-financial liabilities	(462)	(397)
Total liabilities	(3,526)	(3,621)
Provisions
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(11)	(11)
Non-financial liabilities	(158)	(86)
Total liabilities	(169)	(97)
Other non-current liabilities
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(48)	(18)
Non-financial liabilities	(5)	(4)
Total liabilities	£ (53)	£ (22)